March 1, 2011

Securities & Exchange Commission

100 F Street, NE

Washington, DC 20549

VIA: EDGAR

Sir or Madam:

In accordance with the provisions of Rule 270.30b2-1 of the Investment Company Act of 1940, submitted are copies of the shareholder reports that were distributed to the shareholders of the Manning & Napier Fund, Inc. Life Sciences Series, Small Cap Series, Technology Series, Financial Services Series, Real Estate Series, International Series, World Opportunities Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, New York Tax Exempt Series, Core Bond Series, Core Plus Bond Series, and High Yield Bond Series, each a series of Manning & Napier Fund, Inc.

Sincerely,

MANNING & NAPIER FUND, INC.

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer